CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating activities:
Net income/(loss)	$ 2,155,987	$ (11,680,155)	$ 5,096,480
Net income/(loss)	2,155,987	(11,680,155)	5,096,480
Adjustments to reconcile net income/(loss) from continuing operations to net cash (used in)/provided by operating activities:
Depreciation	7,342,327	7,796,003	8,402,169
Allowances for credit losses	6,667,963	6,981,682	0
Write-off of current assets	353,418	0	0
Share-based compensation	369,187	348,916	439,071
Deferred tax provision	(303,000)	255,538	(1,094,385)
Cancellation of project assets	1,460,104	6,434,935	0
Impairment loss of assets	1,432,296	6,880,115	0
Loss on disposal of property, plant and equipment	767,879	3,908,208	0
Gains on disposal of property, plant and equipment	(16,278,095)	(302,359)	(290,729)
Changes in working capital, excluding impact of dispositions:
Accounts receivable	(6,774,212)	12,522,431	(5,607,302)
Advances to suppliers	92,070	102,869	(19,647)
Value added tax recoverable	1,609,650	3,225,883	1,673,423
Prepaid expenses and other current assets	(6,897,176)	8,585,326	(4,157,231)
Project assets	11,619,676	24,325,633	(9,737,172)
Contract costs	0	0	6,638,389
Other non-current assets	(7,581,870)	(11,316,279)	(3,138,597)
Accounts payable	(12,969,701)	8,244,250	(12,755,646)
Advances from customers	778,151	(13,962)	(126,851)
Amounts due to related parties	(252,886)	(12,101,847)	(16,606,095)
Other current liabilities	6,702,455	1,324,293	460,750
Income tax payable	(156,747)	379,140	408,382
Salary payable	(171,915)	13,081	(135,209)
Deferred project revenue	0	0	(20,536,065)
Net cash (used in)/provided by operating activities	(10,034,439)	55,913,701	(51,086,265)
Investing activities:
Purchase of property, plant and equipment	(8,247,790)	(13,693,749)	(40,399,769)
Acquisition of business (see Note 3)	(3,896,627)	0	0
Proceeds from disposal of property, plant and equipment	7,538,516	12,096,869	0
Repayment of lending by related parties	1,218,840	0	0
Net cash used in investing activities	(3,387,061)	(1,596,880)	(40,399,769)
Financing activities:
Proceeds from banks and other third-party borrowings	9,968,028	17,922,511	59,977,400
Repayment of banks and other third-party borrowings	(19,166,536)	(65,491,414)	(9,693,015)
Contribution from non-controlling interest holders of subsidiaries	0	13,092,105	30,318,948
Proceeds from issuance of ordinary shares	44,999,330	11,000,000	0
Share issuance costs	(3,504,118)	(105,110)	0
Proceeds from bonds	8,427,712	12,913,675	0
Repayment of bonds	(2,544,062)	(10,417,360)	0
Borrowings from related parties	12,827	793,269	17,273,194
Repayment of borrowings from related parties	(1,174,295)	(8,380,994)	(20,478,081)
Repayment of finance lease obligations	(2,174,035)	(6,100,711)	(4,960,478)
Proceeds from failed sale-lease back agreements	0	2,793,810	24,876,650
Repayment of failed sale-lease back financing	(4,667,878)	(7,325,456)	(11,490,104)
Net cash provided by/(used in) financing activities	30,176,973	(39,305,675)	85,824,514
Effect of exchange rate changes	(722,416)	1,087,262	1,258,263
Net (decrease)/increase in cash and cash equivalents and restricted cash	16,033,057	16,098,408	(4,403,257)
Cash and cash equivalents and restricted cash, beginning of year	24,697,153	9,026,044	13,429,301
Less: Cash and cash equivalents and restricted cash reclassified as assets held for sale	(53,899)	(427,299)	0
Cash and cash equivalents and restricted cash, end of year	40,676,311	24,697,153	9,026,044
Supplemental disclosure of cash flow information
Interest paid, net of capitalized interest	6,193,484	9,038,779	8,274,634
Income tax paid	(509,493)	(338,103)	(637,527)
Non-cash investing and financing transactions
Payables for purchase of property, plant and equipment	(8,958,993)	(22,810,701)	(36,680,431)
Payable for finance leases	$ (19,852,094)	$ (20,766,512)	$ (34,130,495)